Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

Barclays Capital Inc.

Barclays Capital Real Estate Inc.

ING Capital LLC

ING Financial Markets LLC

Bank of America, N.A.

BofA Securities, Inc.

Brookfield Securities LLC

Santander Bank, N.A.

Santander US Capital Markets LLC

(collectively, the “Specified Parties”):

Re: BFLD Commercial Mortgage Trust 2025-660F – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BFLD 2025-660F Accounting Tape.xlsx” provided by the Company on October 9, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of November 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BFLD Commercial Mortgage Trust 2025-660F, Commercial Mortgage Pass-Through Certificates, Series 2025-660F (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 9, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Provided by the Company
Total NRA	Underwriting File, Space Breakdown Spreadsheet
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File, Investment Grade Tenants Indicator Document
% of UW Gross Rent from Investment Grade Tenants	Underwriting File, Investment Grade Tenants Indicator Document
# of tenants	Underwriting File
WA Lease Expiration Date	Underwriting File
WA Lease Term Remaining	Underwriting File
Ownership Interest	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Closing Date Balance	Draft Loan Agreement
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Total Loan Closing Date Balance	Draft Loan Agreement
Total Loan Maturity Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Provided by the Company
Assumed One-month Term SOFR	Provided by the Company
Assumed Mortgage Loan Spread	Provided by the Company
Mezzanine Loan Spread	Provided by the Company
Term SOFR Cap	Provided by the Company
Term SOFR Lookback days	Provided by the Company
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow Description	Draft Loan Agreement
Letter of Credit: Initial Notional Amount	Outstanding Costs 10.03.25 vRN.xlsx
Letter of Credit Description	Outstanding Costs 10.03.25 vRN.xlsx
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Sponsor Year 1 Budget Base Rent	Underwriting File
UW (In-Place) Base Rent	Underwriting File
UW (Mark to Market) Base Rent	Underwriting File
Sponsor Year 1 Budget Rent Steps	Underwriting File
UW (In-Place) Rent Steps	Underwriting File
UW (Mark to Market) Rent Steps	Underwriting File
Sponsor Year 1 Budget Credit Rent Steps	Underwriting File
UW (In-Place) Credit Rent Steps	Underwriting File
UW (Mark to Market) Credit Rent Steps	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Sponsor Year 1 Budget Potential Income from Vacant Space	Underwriting File
UW (In-Place) Potential Income from Vacant Space	Underwriting File
UW (Mark to Market) Potential Income from Vacant Space	Underwriting File
Sponsor Year 1 Budget Reimbursements	Underwriting File
UW (In-Place) Reimbursements	Underwriting File
UW (Mark to Market) Reimbursements	Underwriting File
Sponsor Year 1 Budget Gross Potential Income	Underwriting File
UW (In-Place) Gross Potential Income	Underwriting File
UW (Mark to Market) Gross Potential Income	Underwriting File
Sponsor Year 1 Budget Economic Vacancy & Credit Loss	Underwriting File
UW (In-Place) Economic Vacancy & Credit Loss	Underwriting File
UW (Mark to Market) Economic Vacancy & Credit Loss	Underwriting File
Sponsor Year 1 Budget Other Income	Underwriting File
UW (In-Place) Other Income	Underwriting File
UW (Mark to Market) Other Income	Underwriting File
Sponsor Year 1 Budget Potential Gross Revenue	Underwriting File
UW (In-Place) Potential Gross Revenue	Underwriting File
UW (Mark to Market) Potential Gross Revenue	Underwriting File
Sponsor Year 1 Budget Management Fee	Underwriting File
UW (In-Place) Management Fee	Underwriting File
UW (Mark to Market) Management Fee	Underwriting File
Sponsor Year 1 Budget Utilities	Underwriting File
UW (In-Place) Utilities	Underwriting File
UW (Mark to Market) Utilities	Underwriting File
Sponsor Year 1 Budget General and Administrative	Underwriting File
UW (In-Place) General and Administrative	Underwriting File
UW (Mark to Market) General and Administrative	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Sponsor Year 1 Budget Repairs and Maintenance	Underwriting File
UW (In-Place) Repairs and Maintenance	Underwriting File
UW (Mark to Market) Repairs and Maintenance	Underwriting File
Sponsor Year 1 Budget Cleaning	Underwriting File
UW (In-Place) Cleaning	Underwriting File
UW (Mark to Market) Cleaning	Underwriting File
Sponsor Year 1 Budget Security	Underwriting File
UW (In-Place) Security	Underwriting File
UW (Mark to Market) Security	Underwriting File
Sponsor Year 1 Budget Real Estate Taxes	Underwriting File
UW (In-Place) Real Estate Taxes	Underwriting File
UW (Mark to Market) Real Estate Taxes	Underwriting File
Sponsor Year 1 Budget Insurance	Underwriting File
UW (In-Place) Insurance	Underwriting File
UW (Mark to Market) Insurance	Underwriting File
Sponsor Year 1 Budget Non-Recoverable	Underwriting File
UW (In-Place) Non-Recoverable	Underwriting File
UW (Mark to Market) Non-Recoverable	Underwriting File
Sponsor Year 1 Budget Total Operating Expenses	Underwriting File
UW (In-Place) Total Operating Expenses	Underwriting File
UW (Mark to Market) Total Operating Expenses	Underwriting File
Sponsor Year 1 Budget Net Operating Income	Underwriting File
UW (In-Place) Net Operating Income	Underwriting File
UW (Mark to Market) Net Operating Income	Underwriting File
Sponsor Year 1 Budget Replacement Reserves	Underwriting File
UW (In-Place) Replacement Reserves	Underwriting File
UW (Mark to Market) Replacement Reserves	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Sponsor Year 1 Budget TI/LC's	Underwriting File
UW (In-Place) TI/LC's	Underwriting File
UW (Mark to Market) TI/LC's	Underwriting File
Sponsor Year 1 Budget Net Cash Flow	Underwriting File
UW (In-Place) Net Cash Flow	Underwriting File
UW (Mark to Market) Net Cash Flow	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total NRA
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per SF	Mezzanine Loan Closing Date Balance divided by Total NRA
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance per SF	Total Loan Closing Date Balance divided by Total NRA
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
Individual As-Is Appraised Value per SF	Individual As-Is Appraised Value divided by Total NRA
Mortgage Loan Interest Rate at Term SOFR Cap	Sum of Assumed Mortgage Loan Spread and Term SOFR Cap
Mezzanine Loan Interest Rate at Term SOFR Cap	Sum of Mezzanine Loan Spread and Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Product of i) Mortgage Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360, divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) Mortgage Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360, divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360

ATTACHMENT B

Attribute	Calculation Methodology
Monthly Mezzanine Loan Debt Service Payment	Product of i) Mezzanine Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360, divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of i) Mezzanine Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of i) Mezzanine Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360, divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of i) Mezzanine Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360
Monthly Total Loan Debt Service Payment	Product of i) Total Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360, divided by 12
Annual Total Loan Debt Service Payment	Product of i) Total Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Assumed One-month Term SOFR and iii) 365/360
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Product of i) Total Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360, divided by 12
Annual Total Loan Debt Service Payment at Term SOFR Cap	Product of i) Total Loan Closing Date Balance, ii) sum of Assumed Mortgage Loan Spread and Term SOFR Cap and iii) 365/360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	If Original Amortization Term (Months) equals 0, set to 0.
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Closing Date LTV (As-is Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (As-is Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Total Loan Closing Date LTV (As-is Value)	Total Loan Closing Date Balance divided by Individual As-Is Appraised Value
Total Loan Balloon LTV (As-is Value)	Total Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan UW NOI Debt Yield	UW (In-Place) Net Operating Income divided Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	UW (In-Place) Net Cash Flow divided by Mortgage Loan Closing Date Balance
Total Loan UW NOI Debt Yield	UW (In-Place) Net Operating Income divided Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	UW (In-Place) Net Cash Flow divided by Total Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	UW (In-Place) Net Operating Income divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	UW (In-Place) Net Cash Flow divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	UW (In-Place) Net Operating Income divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	UW (In-Place) Net Cash Flow divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NOI DSCR	UW (In-Place) Net Operating Income divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	UW (In-Place) Net Cash Flow divided by Annual Total Loan Debt Service Payment
Total Loan UW NOI DSCR at Term SOFR Cap	UW (In-Place) Net Operating Income divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NCF DSCR at Term SOFR Cap	UW (In-Place) Net Cash Flow divided by Annual Total Loan Debt Service Payment at Term SOFR Cap

ATTACHMENT B

Attribute	Calculation Methodology
Largest Tenant (by UW Gross Rent) % of NRA	Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
2nd Largest Tenant (by UW Gross Rent) % of NRA	2nd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
3rd Largest Tenant (by UW Gross Rent) % of NRA	3rd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA

B-4